Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [line items]
Details of non-controlling interests and movement

Details of non-controlling interests and movement at 31 December 2019 are as follows:

	Thousands of Euros
				Business
				combinations /
	Balance at			Perimeter	Translation	Balance at
	31/12/2018	Additions	Disposals	additions	differences	31/12/2019
Grifols (Thailand) Pte Ltd	3,935	193	—	—	421	4,549
Grifols Malaysia Sdn Bhd	1,735	380	—	—	56	2,171
Araclon Biotech, S.A.	(3,488)	(1,975)	—	5,892	—	429
Progenika Biopharma, S.A.	9	—	(9)	—	—	0
VCN Bioscience, S.L	140	(292)	—	—	—	(152)
Kiro Grifols , S.L.	(352)	(374)	—	750	—	24
Haema AG	220,190	5,881	—	—	—	226,071
BPC Plasma, Inc (formerly Biotest US Corporation)	248,881	19,685	—	—	11,444	280,010
Grifols Diagnostic Solutions, Inc.	—	1,510,547	—	—	—	1,510,547
	471,050	1,534,045	(9)	6,642	11,921	2,023,649

Details of non-controlling interests and movement at 31 December 2020 are as follows:

	Thousands of Euros
			Business
			combinations /
	Balance at		Perimeter	Translation	Balance at
	31/12/2019	Additions	additions	differences	31/12/2020
Grifols (Thailand) Pte Ltd	4,549	221	—	(432)	4,338
Grifols Malaysia Sdn Bhd	2,171	932	—	(180)	2,923
Araclon Biotech, S.A.	429	(1,517)	0	—	(1,088)
VCN Bioscience, S.L	(152)	(235)	703	—	316
Kiro Grifols , S.L.	24	(426)	1,000	—	598
Haema AG	226,071	5,213	—	—	231,284
BPC Plasma, Inc (formerly Biotest US Corporation)	280,010	19,032	—	(24,047)	274,995
Grifols Diagnostic Solutions, Inc.	1,510,547	69,520	(408,675)	(83,760)	1,087,632
Plasmavita Healthcare (see note 3)	—	(22)	10,687	—	10,665
Alkahest, Inc.	—	(2,274)	2,274	—	0
	2,023,649	90,444	(394,011)	(108,419)	1,611,663

Haema AG and BPC Plasma, Inc.
Disclosure of subsidiaries [line items]
Summary of financial information on the non-controlling interests

At 31 December 2020 and 2019, the summary financial information on the non-controlling interests of Haema AG and BPC Plasma, Inc., is as follows:

	Thousands of Euros		Thousands of Euros
	31/12/2020		31/12/2019
		BPC Plasma, Inc		BPC Plasma, Inc
		(formerly Biotest		(formerly Biotest
	Haema AG	US Corporation)	Haema AG	US Corporation)

Non-current assets	249,806	336,321	244,107	299,045
Current assets	31,237	43,750	32,576	60,099
Total Assets	281,043	380,071	276,683	359,144

Non-current liabilities	27,123	52,977	22,226	56,425
Current liabilities	22,636	52,099	28,386	22,709
Total Liabilities	49,759	105,076	50,612	79,134

Total equity	231,284	274,995	226,071	280,010

GDS Group
Disclosure of subsidiaries [line items]
Summary of financial information on the non-controlling interests

At 31 December 2020 and 2019, the summary financial information on the non-controlling interests of GDS Group is as follows:

	Thousands of Euros	Thousands of USD	Thousands of Euros	Thousands of USD
	31/12/2020	31/12/2020	31/12/2019	31/12/2019
Non-current assets	3,393,188	4,151,227	3,416,366	3,834,871
Current assets	277,834	339,902	273,259	306,734
Total Assets	3,671,022	4,491,129	3,689,625	4,141,605

Non-current liabilities	256,244	313,489	224,635	252,153
Current liabilities	131,754	161,187	108,220	121,478
Total Liabilities	387,998	474,676	332,855	373,631

Total equity	3,283,024	4,016,453	3,356,770	3,767,974